Inventories - Summary Of Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	£ 13.8	£ 10.0
Work in progress	23.2	25.0
Finished goods and goods for resale	31.0	23.2
Inventories	£ 68.0	£ 58.2	[1]

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.